Convertible Credit Facilities (Narrative) (Details)	12 Months Ended				1 Months Ended	12 Months Ended					0 Months Ended			12 Months Ended		0 Months Ended							0 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2011 USD ($)	Sep. 30, 2010 Rio Tinto Plc [Member] USD ($)	Dec. 31, 2011 Rio Tinto Plc [Member] USD ($)	Dec. 31, 2010 Rio Tinto Plc [Member] USD ($)	Dec. 31, 2008 Rio Tinto Plc [Member] USD ($)	Dec. 31, 2007 Rio Tinto Plc [Member] USD ($)	Sep. 30, 2007 Rio Tinto Plc [Member] USD ($)	Nov. 20, 2014 China Investment Corporation [Member] CAD	Mar. 29, 2010 China Investment Corporation [Member] USD ($)	Nov. 19, 2009 China Investment Corporation [Member] USD ($) Y	Dec. 31, 2011 China Investment Corporation [Member] USD ($)	Dec. 31, 2010 China Investment Corporation [Member] USD ($)	Mar. 29, 2010 SouthGobi [Member] USD ($)	Mar. 29, 2010 SouthGobi [Member] CAD	Nov. 19, 2009 SouthGobi [Member] USD ($)	Nov. 20, 2014 SouthGobi [Member] CAD	Dec. 31, 2011 SouthGobi [Member] USD ($)	Dec. 31, 2010 SouthGobi [Member] USD ($)	Apr. 01, 2010 SouthGobi [Member] USD ($)	Mar. 29, 2010 VWAP [Member] SouthGobi [Member] USD ($)	Mar. 29, 2010 VWAP [Member] SouthGobi [Member] CAD	Sep. 30, 2010 Conversion Of Convertible Credit Facility [Member] Rio Tinto Plc [Member]	Dec. 31, 2011 Series C Warrants [Member] Rio Tinto Plc [Member] USD ($)
Debt Conversion [Line Items]
Principal amount of convertible credit facility							$ 350,000,000			$ 350,000,000			$ 500,000,000	$ 500,000,000	$ 500,000,000
Convertible credit facility draws								200,000,000	150,000,000
Credit facility interest rate description							Amounts advanced under the credit facility bore interest at a rate per annum equal to the three-month LIBOR plus 3.3%
Credit facility expiration date							September 12, 2010
Convertible credit facility		248,284,000		141,853,000										141,853,000	248,284,000
Accrued paid-in-kind interest					50,800,000		50,832,000
Accrued interest																							1,400,000
Cash payment to settle outstanding accrued interest payable on conversion																						5,700,000
Floor conversion price	8.88		8.88								8.88
Ceiling conversion price	11.88		11.88								11.88
Convertible credit facility aggregate carrying amount on date of conversion					437,100,000											250,000,000
Credited to share capital upon conversion		400,832,000			400,800,000		(400,832,000)
Beneficial conversion feature					36,300,000		(36,314,000)
Number of common shares that can be purchased upon exercise of share purchase warrants						35,000,000																				40,200,000
Exercise price of share purchase warrants						$ 10.00																				$ 9.43
Convertible debenture interest rate													8.00%
Convertible debenture term, years													30
Stock issued																21,500,000	21,500,000						100,000		40,100,000
Accelerated investment													120,000,000
Convertible debentures interest payable in cash													6.40%
Convertible debentures interest payable in shares													1.60%
SouthGobi conversion option 1, amount																		250,000,000
SouthGobi conversion option 1, public float																		25.00%
Bifurcation Of Embedded Derivative Liability														(313,292,000)	(313,292,000)
Embedded derivative liability		154,877,000		48,388,000										48,388,000	154,877,000					48,400,000	154,900,000
The fair value of the embedded derivative liability associated with the $250.0 million converted												102,800,000
Decrease in embedded derivative liability												9,400,000
Capitalized interest expense							2,700,000							10,800,000	800,000
Capitalized accretion expense							6,200,000							100,000
Convertible debt at fair value												347,600,000
Convertible debt carrying amount of debt host contract embedded derivative liability and deferred charges												193,300,000
Loss on conversion of convertible debt		$ (154,316,000)										$ (154,300,000)
Conversion price					$ 10.00											$ 11.64	11.88		10.66				$ 15.97	16.29
Basis spread on convertible credit facility interest rate							3.30%